Exhibit 99.1

Morgan Stanley Capital I Trust 2018-H4

Commercial Mortgage Pass-Through Certificates, Series 2018-H4

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Argentic Real Estate Finance LLC

Starwood Mortgage Capital LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Bancroft Capital, LLC

6 December 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114

Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019	Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022

Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139	Bancroft Capital, LLC 501 Office Center Drive, Suite 130 Fort Washington, Pennsylvania 19034

KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211

Re:	Morgan Stanley Capital I Trust 2018-H4 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2018-H4 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,

g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),

h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 December 2018

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 51 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial and multifamily properties.

Procedures performed and our associated findings

1.	Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”), Argentic Real Estate Finance LLC (“Argentic”), Starwood Mortgage Capital LLC (“Starwood”), KeyBank National Association (“KeyBank”) and Cantor Commercial Real Estate Lending, L.P. (“Cantor,” together with Morgan Stanley, Argentic, Starwood and KeyBank, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in December 2018, (or, in the case of any mortgage loan that has its first due date after December 2018, the date that would have been its due date in December 2018 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “Sheraton Grand Nashville Downtown” (the “Sheraton Grand Nashville Downtown Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by Argentic and Morgan Stanley. For the Sheraton Grand Nashville Downtown Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for Argentic, and to perform no procedures relating to the Sheraton Grand Nashville Downtown Mortgage Loan for Morgan Stanley.

Attachment A Page 2 of 14

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Morgan Stanley, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Morgan Stanley, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

7.	Using the:
a.	Sponsor and
b.	Nonrecourse Carve-out Guarantor

of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” or “Nonrecourse Carve-out Guarantor” (each, a “Related Borrower”). Using the Related Borrower information, we compared the “Related Borrower” information to the “Related Borrower (Y/N)” and “Related Borrower Pool” on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or ARD

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD (mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 21 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original IO Period (mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD (mos.)” of each Interest Only Loan, as shown on the Final Data File, for the “Original IO Period (mos.)” characteristic.

10.	Using the:
a.	Original Balance,
b.	Rate and
c.	Monthly Debt Service (P&I)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amort. Term (mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amort. Term (mos.)” characteristic.

Attachment A Page 4 of 14

11.	Using the:
a.	Seasoning,
b.	Original Term to Maturity or ARD (mos.),
c.	Original IO Period (mos.) and
d.	Original Amort. Term (mos.)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD (mos.),
ii.	Remaining IO Period (mos.) and
iii.	Remaining Amort. Term (mos.) (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amort. Term (mos.)” characteristic.

12.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (mos.),
d.	First Payment Date,
e.	Maturity Date or ARD,
f.	Rate and
g.	Monthly Debt Service (P&I)

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance”),
ii.	The related due date of each Mortgage Loan in November 2018, or, in the case of any Mortgage Loan that has its first due date after November 2018, the date that would have been its due date in November 2018 under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or ARD” of each Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 5 of 14

12. (continued)

For each Mortgage Loan that has its “First Payment Date” in January 2019, as shown on the Final Data File (the “January 2019 First Payment Date Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance” of each January 2019 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (mos.),
d.	First Payment Date,
e.	Rate,
f.	Monthly Debt Service (P&I),
g.	Monthly Debt Service (IO) and
h.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the January 2019 First Payment Date Mortgage Loans, which are described in the succeeding paragraph of this Item 13.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the December 2018 monthly debt service for each Mortgage Loan (except for the January 2019 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each January 2019 First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

14.	Using the:
a.	Original Balance,
b.	Pari Passu Debt,
c.	Interest Accrual Method,
d.	Seasoning,
e.	Original IO Period (mos.),
f.	First Payment Date,
g.	Maturity Date or ARD and
h.	Rate

of each Pari Passu Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A), all as shown on the Final Data File, and the monthly debt service for the related Companion Loan(s) (as defined in Note 20 of Exhibit 2 to Attachment A) that is shown in the applicable Data Sources (as defined in Note 20 to Exhibit 2 to Attachment A), we recalculated the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Cut-off Date Pari Passu Mortgage Debt Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:

i.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less and
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Aventura Mall Subordinate Secured Companion Loans (as defined in Note 20 of Exhibit 2 to Attachment A) with respect to the Aventura Mall Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A).

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Pari Passu Mortgage Debt Balance” characteristic.

Attachment A Page 7 of 14

15.	For the Aventura Mall Mortgage Loan, which has the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” and the “Type of Additional Financing” characteristic as “B-Note,” both as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Determine the original principal balance of the additional subordinate secured debt related to such Mortgage Loan (the “Additional Financing Original Balance”),
b.	Recalculate the principal balance of the additional subordinate secured debt related to such Mortgage Loan as of the Cut-off Date (the “Cut-off Date Subordinate Mortgage Debt Balance”) and
c.	Use “<blank>” for the “Cut-off Date Mezzanine Debt Balance” characteristic,

in each case, using information in the applicable Data Sources, assuming all scheduled payments of principal and/or interest on the additional subordinate secured debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “No” and the “Type of Additional Financing” characteristic as “N/A,” both as shown on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “Additional Financing Original Balance” characteristic and “<blank>” for the “Cut-off Date Subordinate Mortgage Debt Balance” and “Cut-off Date Mezzanine Debt Balance” characteristics.

16.	Using:
a.	The “Original Balance” of each Pari Passu Mortgage Loan, as shown on the Final Data File,
b.	The “Pari Passu Debt” of each Pari Passu Mortgage Loan, as shown on the Final Data File, and
c.	The original balance of any additional subordinate secured debt related to each Pari Passu Mortgage Loan, as shown in the applicable Data Sources,

we recalculated the original principal balance of each Whole Loan (as defined in Note 20 of Exhibit 2 to Attachment A) (the “Original Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Original Whole Note Loan Balance” characteristic.

Attachment A Page 8 of 14

17.	Using the:
a.	Cut-off Date Balance,
b.	Cut-off Date Pari Passu Mortgage Debt Balance and
c.	Cut-off Date Subordinate Mortgage Debt Balance

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance of each Whole Loan as of the Cut-off Date (the “Cut-off Date Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Whole Note Loan Balance” characteristic.

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 18.,

we recalculated the:

i.	UW NOI DSCR (P&I),
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR (P&I),
iv.	UW NCF DSCR (IO),
v.	Annual Debt Service (P&I),
vi.	Annual Debt Service (IO),
vii.	Cut-off Date LTV,
viii.	Maturity Date LTV,
ix.	Underwritten NOI Debt Yield,
x.	Underwritten NCF Debt Yield,
xi.	% by Cut-off Date Balance and
xii.	Cut-off Date Balance per Unit or SF

of each Mortgage Loan and, with respect to item xi. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Round the “UW NOI DSCR (P&I),” “UW NOI DSCR (IO),” “UW NCF DSCR (P&I)” and “UW NCF DSCR (IO)” to two decimal places and
b.	Round the “Cut-off Date LTV,” “Maturity Date LTV,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield“ to the nearest 1/10th of one percent.

Attachment A Page 9 of 14

18. (continued)

For each Amortizing Loan (as defined in Note 21 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

For each Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (P&I)” and “UW NCF DSCR (P&I)” characteristics.

For each Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Full IO” or “Partial IO,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (IO)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (IO) and
b.	UW NCF DSCR (IO)

characteristics.

For each Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Amortizing” or “Partial IO,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (P&I) and
b.	UW NCF DSCR (P&I)

characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the “Cut-off Date Balance” and “Cut-off Date Pari Passu Mortgage Debt Balance” (together, the “Total Pari Passu Cut-off Date Balance”), both as shown on the Final Data File, to recalculate the:

a.	Cut-off Date LTV,
b.	Underwritten NOI Debt Yield,
c.	Underwritten NCF Debt Yield and
d.	Cut-off Date Balance per Unit or SF

characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of:

a.	The “Maturity Date Balance” of each Pari Passu Mortgage Loan, as shown on the Final Data File, and
b.	The aggregate principal balance as of the “Maturity Date or ARD” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, which we calculated using information in the applicable Data Sources, to recalculate the “Maturity Date LTV” characteristic.

Attachment A Page 10 of 14

18. (continued)

For the purpose of this procedure, with respect to the Aventura Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to exclude the Aventura Mall Subordinate Secured Companion Loans.

For the purpose of recalculating the:

a.	Cut-off Date LTV,
b.	Maturity Date LTV,
c.	Underwritten NOI Debt Yield and
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “Indiana Self Storage Portfolio” (the “Indiana Self Storage Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” and “Maturity Date Balance” used for these recalculations, as applicable, by the “Initial Other Escrow Amount ($)” for this Mortgage Loan (the “Indiana Self Storage Portfolio Earnout”), all as shown on the Final Data File.

For the purpose of recalculating the:

a.	Cut-off Date LTV,
b.	Maturity Date LTV,
c.	Underwritten NOI Debt Yield and
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “Foothills Corporate Center” (the “Foothills Corporate Center Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” and “Maturity Date Balance” used for these recalculations, as applicable, by the earnout reserve portion of the “Initial Other Escrow Amount ($)” for this Mortgage Loan (the “Foothills Corporate Center Earnout”), all as shown on the Final Data File.

For the Mortgage Loans on the Final Data File with the “Cross Collateralized / Cross Defaulted (Y/N)” characteristic as “Yes” (the “Crossed Loan Group”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the:

a.	UW NOI DSCR (P&I),
b.	UW NOI DSCR (IO),
c.	UW NCF DSCR (P&I),
d.	UW NCF DSCR (IO),
e.	Cut-off Date LTV,
f.	Maturity Date LTV,
g.	Underwritten NOI Debt Yield,
h.	Underwritten NCF Debt Yield and
i.	Cut-off Date Balance per Unit or SF

characteristics on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 11 of 14

19.	Using the:
a.	Third Most Recent NOI,
b.	Second Most Recent NOI,
c.	Most Recent NOI and
d.	Cut-off Date Balance

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Mortgage Loan Sellers that are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Third Most Recent NOI Debt Yield,
ii.	Second Most Recent NOI Debt Yield and
iii.	Most Recent NOI Debt Yield

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Seller(s), on behalf of the Depositor instructed us to round the “Third Most Recent NOI Debt Yield,” “Second Most Recent NOI Debt Yield” and “Most Recent NOI Debt Yield“ to the nearest 1/10th of one percent.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Total Pari Passu Cut-off Date Balance to recalculate the:

a.	Third Most Recent NOI Debt Yield,
b.	Second Most Recent NOI Debt Yield and
c.	Most Recent NOI Debt Yield

characteristics.

For the purpose of recalculating the:

a.	Third Most Recent NOI Debt Yield,
b.	Second Most Recent NOI Debt Yield and
c.	Most Recent NOI Debt Yield

characteristics for the Indiana Self Storage Portfolio Mortgage Loan and Foothills Corporate Center Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance” used for these recalculations by the Indiana Self Storage Portfolio Earnout and Foothills Corporate Center Earnout, respectively.

For each Mortgage Loan with the “Third Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Third Most Recent NOI Debt Yield” characteristic.

For each Mortgage Loan with the “Second Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Second Most Recent NOI Debt Yield” characteristic.

Attachment A Page 12 of 14

19. (continued)

For each Mortgage Loan with the “Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Most Recent NOI Debt Yield” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

20.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Mortgage Debt Cut-off Date LTV Ratio,
ii.	Total Mortgage Debt UW NCF DSCR and
iii.	Total Mortgage Debt UW NOI Debt Yield

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to:

a.	Round the “Total Mortgage Debt Cut-off Date LTV Ratio” and “Total Mortgage Debt UW NOI Debt Yield“ to the nearest 1/10th of one percent and
b.	Round the “Total Mortgage Debt UW NCF DSCR” to two decimal places.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value for the “Total Mortgage Debt Cut-off Date LTV Ratio,” “Total Mortgage Debt UW NCF DSCR” and “Total Mortgage Debt UW NOI Debt Yield” characteristics.

Attachment A Page 13 of 14

21.	Using the:
a.	NSF of Largest Tenant (SF),
b.	NSF of 2nd Largest Tenant (SF),
c.	NSF of 3rd Largest Tenant (SF),
d.	NSF of 4th Largest Tenant (SF),
e.	NSF of 5th Largest Tenant (SF) and
f.	Units/SF

of each Mortgage Loan (or for the Multiple Property Loans, of each Underlying Property), as applicable, all as shown on the Final Data File, we recalculated the:

i.	% NSF of the Largest Tenant (%),
ii.	% NSF of the 2nd Largest Tenant (%),

iii.	% NSF of the 3rd Largest Tenant (%),
iv.	% NSF of the 4th Largest Tenant (%) and

v.	% NSF of the 5th Largest Tenant (%)

 of each Mortgage Loan (or for the Multiple Property Loans, of each Underlying Property). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Ongoing Cap Ex Escrow – Monthly ($),
b.	Ongoing TI/LC Escrow – Monthly ($) and
c.	Units/SF

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Annual Cap Ex Reserve Requirement per SF/Unit ($) and

ii.	Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Deferred Maintenance Escrow Amount ($) and
b.	Deferred Maintenance Recommended per Report ($)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “% of Total Recommended Deferred Maintenance Amount Escrowed (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan with the “Deferred Maintenance Recommended per Report ($)” characteristic as “$0,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “% of Total Recommended Deferred Maintenance Amount Escrowed (%)” characteristic.

Attachment A Page 14 of 14

24.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Pari Passu Loan Primary Servicing Fee Rate,
d.	Trustee Fee Rate,
e.	Trust Advisor Fee Rate,
f.	Asset Representations Reviewer Fee Rate and
g.	CREFC Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

•     Fordham Medical Office Portfolio

•     Extended Stay America Portfolio

•     SVEA Texas Agency Portfolio

•     DuPont Circle Retail

•     North Atlanta Hotel Portfolio

•     Indiana Self Storage Portfolio

•     Sperry Retail Portfolio II

	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance and Maturity Date Balance	The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• Fidelis Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Whole Loan (as defined in Note 20 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source

• Pangea 22	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document

• Lakeside Pointe & Fox Club Apartments	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Underwritten NCF” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
North or South CA (NCA/SCA) (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
Property Type (see Note 3)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Units/SF	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 6)	Appraisal Report, Engineering Report, Phase I Environmental Report or Capital Expenditures Summary
Percent Leased	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Occupancy Report, Tenant Estoppel or STR Report
Percent Leased as of Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Occupancy Report, Tenant Estoppel or STR Report

Third Party Information:

Characteristic	Source Document(s)

Sec. 8 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 8 Units	Appraisal Report
Sec. 42 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 42 Units	Appraisal Report
Appraised Value (see Note 8)	Appraisal Report
Value as of Date (see Note 8)	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
Appraisal Report Date	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Deferred Maintenance Recommended per Report ($)	Engineering Report
Phase I Report Date	Phase I Environmental Report
Phase II Report Date (see Note 9)	Phase II Environmental Report
Earthquake Zone 3 or 4 (Y/N) (see Note 6)	Engineering Report or Seismic Report
Seismic Report Date (see Note 10)	Seismic Report
PML % (see Note 10)	Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Report
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Flood Zone (Y/N)	Certificate of Property Insurance or Engineering Report
Flood Insurance (Y/N)	Certificate of Property Insurance, Insurance Report, Flood Insurance Certificate
Environmental Insurance (Y/N) (see Note 11)	Certificate of Environmental Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report and Certificate of Environmental Insurance
Single-Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 12 and 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 2nd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 2nd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 3rd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 3rd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 4th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 4th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Consent of Change Agreement
Lease Expiration Date of 5th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

NSF of 5th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 15)

Characteristic	Source Document

Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Financials Securitization Date	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Initial Tax Escrow Amount	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Ongoing Tax Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Servicer Support File, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Tax (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Insurance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow Amount	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Escrow – Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Insurance (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Insurance Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Insurance Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Deferred Maintenance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maint. Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Current Balance ($) (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial Cap Ex Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Cap Ex Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Cap Ex (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Cap Ex Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Cap Ex Escrow Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial TI/LC Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing TI/LC Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for TI/LC (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on TI/LC Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current TI/LC Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrows in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Description of “Other” Escrows	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial Other Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Other Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Springing Reserve Requirement (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Escrow Description/Release Provisions	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Other Escrow Goes To: (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Other Balance (see Note 19)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note or Loan Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc)	Promissory Note or Loan Agreement
Borrower State of Incorporation	Promissory Note or Loan Agreement
NonRecourse Carve-out Guarantor	Loan Agreement or Guaranty Agreement
Environmental Indemnitor	Loan Agreement, Guaranty Agreement or Environmental Indemnity Agreement
Sponsor	Loan Agreement, Guaranty Agreement or Asset Summary Report
Mortgage Loan Originator (see Note 20)	Promissory Note or Loan Agreement
Acquisition or Refinance	Closing Statement, Purchase and Sale Agreement or Asset Summary Report
Amort. Type	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance (see Note 20)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust Exposure (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Debt (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Rate	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Annual Debt Service Incl. Pari Passu (IO) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (Amort) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) (see Note 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Notes 20 and 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD (Yes/No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Maturity Date or ARD	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Payment Grace Period to Impose Late Charge	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Grace Period to Call a Default	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Impose Late Charge	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Call a Default	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Default Interest %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Loan Agreement or Mortgage/Deed of Trust
Assumption/Fee	Loan Agreement or Mortgage/Deed of Trust
Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (Partial IO Loans) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (IO) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox Type (see Note 24)	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Cash Management Status (see Note 24)	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Terms/Description of Springing Lockbox	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Prepayment String (see Note 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 25 and 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Note 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Note 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Notes 25 and 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (see Note 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release and Prepayment Descriptions	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Provision Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Interest Shortfall (Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
SAE(Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
SPE(Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust

Independent Director (Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement, or Mortgage/Deed of Trust
Hotel Franchise Agreement Expiration Date (see Note 6)	Franchise Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Extension Options (Y/N)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Extension Options Description	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Cross Collateralized / Cross Defaulted (Y/N)	Promissory Note, Loan Agreement or Cross Collateralization Agreement
Current Additional Financing in Place (Y/N/Silent) (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Type of Additional Financing (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Additional Financing Permitted In Future (Y/N/Silent)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Type of Additional Future Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for each mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	656-600 East Fordham,
b.	7131 South Yates Boulevard,
c.	7850 South Constance Avenue,
d.	722 South Racine Avenue,
e.	2045 East 75th Street,
f.	2817 East 77th Street,
g.	2051 East 75th Street,
h.	1714 West Division Street,
i.	755 North Wells and
j.	1510 East Bell Road,

each of which has more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Payment Type Code,
d.	Payment Frequency Code,
e.	Loan Structure Code,
f.	Original Interest Rate Type Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for:
a.	Mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Office,” “Retail,” “Industrial” or “Self Storage” and
b.	Mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Mixed Use,” except for the mortgaged properties identified on the Combined Data File as:
i.	7131 South Yates Boulevard,
ii.	7850 South Constance Avenue,
iii.	722 South Racine Avenue,
iv.	2045 East 75th Street,
v.	2817 East 77th Street and
vi.	2051 East 75th Street,

each of which has the “Property Type” characteristic as “Mixed Use” and “Property Sub-Type” characteristic as “Multifamily & Retail” (the “Multifamily & Retail Properties”).

For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Office,” “Retail,” “Industrial,” “Self Storage” or “Mixed Use,” except for the Multifamily & Retail Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for:

a.	Mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hospitality” or “Multifamily” and
b.	The Multifamily & Retail Properties.

Exhibit 2 to Attachment A

Notes: (continued)

5. (continued)

For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hospitality” or “Multifamily” or is not a Multifamily & Retail Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Cantor	DuPont Circle Retail	Jemal Jefferson	Year Renovated	<blank>	2018
		Jemal Vent	Year Renovated	<blank>	2018

KeyBank	Mama Shelter LA	N/A	Hotel Franchise Agreement Expiration Date	15 years from the effective date of the franchise agreement Source Document	12/4/2033

KeyBank	Sperry Retail Portfolio II	IHOP	Earthquake Zone 3 or 4 (Y/N)	<blank>	No

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

7.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single-Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Percent Leased as of Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For each Mortgage Loan and Underlying Property listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Source Document Appraised Value	Source Document Value as of Date	Appraised Value	Value as of Date

Morgan Stanley	Penske Distribution Center	N/A	As Is As Stabilized	$123,500,000 $126,600,000	10/3/2018 11/1/2018	$126,600,000	11/1/2018

Cantor	Fordham Medical Office Portfolio	625 East Fordham	As Is Concluded Value	$64,780,000 $57,880,000	10/5/2018 10/5/2018	$57,880,000	10/5/2018

Argentic	SVEA Texas Agency Portfolio	N/A	As Is Portfolio Value	$37,760,000 $40,400,000	10/12/2018 10/12/2018	$40,400,000	10/12/2018

Starwood	North Atlanta Hotel Portfolio	TownePlace Suites by Marriott Atlanta Alpharetta	As Is Hypothetical Market Value if Complete	$10,900,000 $11,000,000	11/1/2018 11/1/2018	$11,000,000	11/1/2018

		SpringHill Suites by Marriott Atlanta Alpharetta	As Is Hypothetical Market Value if Complete	$10,500,000 $11,000,000	11/1/2018 11/1/2018	$11,000,000	11/1/2018

		TownePlace Suites by Marriott Atlanta Kennesaw	As Is Hypothetical Market Value if Complete	$9,750,000 $9,900,000	11/1/2018 11/1/2018	$9,900,000	11/1/2018

Starwood	Fairfield Inn Perimeter Center	N/A	As Is Hypothetical Market Value if Complete	$19,000,000 $19,200,000	11/1/2018 11/1/2018	$19,200,000	11/1/2018

Starwood	Fairfield Inn Buckhead	N/A	As Is Hypothetical Market Value if Complete	$16,250,000 $16,300,000	11/1/2018 11/1/2018	$16,300,000	11/1/2018

Starwood	Fairfield Inn Alpharetta	N/A	As Is Hypothetical Market Value if Complete	$12,000,000 $12,300,000	11/1/2018 11/1/2018	$12,300,000	11/1/2018

Argentic	1510 East Bell Road	N/A	As Is As Is - Excess Land	$8,900,000 $530,000	10/12/2018 10/12/2018	$9,430,000	10/12/2018

For each Mortgage Loan and Underlying Property listed in Table A2, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information shown in the “Appraised Value” and “Value as of Date” columns in Table A2 for the “Appraised Value” and “Value as of Date” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Phase II Report Date” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:

a.	Seismic Report Date and

b.	PML %

characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

11.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

14.	For the purpose of comparing the:
a.	Lease Expiration Date of Largest Tenant,
b.	Lease Expiration Date of 2nd Largest Tenant,
c.	Lease Expiration Date of 3rd Largest Tenant,
d.	Lease Expiration Date of 4th Largest Tenant and
e.	Lease Expiration Date of 5th Largest Tenant

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the:
a.	Ongoing Tax Escrow – Monthly ($),
b.	Ongoing Insurance Escrow – Monthly ($),
c.	Ongoing Cap Ex Escrow – Monthly ($),
d.	Ongoing TI/LC Escrow – Monthly ($) and
e.	Ongoing Other Escrow – Monthly ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “$0,” we performed no procedures to determine if the balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

17.	For the purpose of comparing the:
a.	Tax Reserve Cap ($ and Description),
b.	Insurance Reserve Cap ($ and Description),
c.	Cap Ex Escrow Cap ($ and Description),
d.	TI/LC Reserve Cap ($ and Description) and
e.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

18.	For certain Mortgage Loans contributed by Morgan Stanley, the applicable Source Document(s) indicate that certain reserve account(s) are in place and amounts received are deposited into a non-interest bearing account.

For the purpose of comparing the:

a.	Interest on Tax Escrow Goes to:,
b.	Interest on Insurance Escrow Goes to:,
c.	Interest on Deferred Maint. Escrow Goes to:,
d.	Interest on Cap Ex Escrow Goes to:,
e.	Interest on TI/LC Escrow Goes to: and
f.	Interest on Other Escrow Goes to:

characteristics for the Mortgage Loans which contain the terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Lender.”

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the:
a.	Current Tax Escrow Balance,
b.	Current Insurance Escrow Balance,
c.	Deferred Maintenance Escrow Current Balance ($),
d.	Current Cap Ex Escrow Balance,
e.	Current TI/LC Balance and
f.	Current Other Balance

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the sum of:

i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and
(b)	The “Seasoning” (as defined in Item 6. of Attachment A) of the related Mortgage Loan, as shown on the Combined Data File.

For the purpose of the calculation methodology described in the preceding paragraph, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore any reserve cap stipulations that may exist for any of the applicable reserves related to the characteristics listed in a. through f. of the preceding paragraph.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note 19 agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

20.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to the Mortgage Loan identified on the Combined Data File as “Aventura Mall” (the “Aventura Mall Mortgage Loan”), which is a Pari Passu Mortgage Loan, the related Whole Loan (the “Aventura Mall Whole Loan”) has four related subordinate secured notes (collectively, the “Aventura Mall Subordinate Secured Companion Loans”) that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (the “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to the Aventura Mall Whole Loan, four components that are subordinate to the Aventura Mall Mortgage Loan and related Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A3.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

Table A3:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Aventura Mall	Morgan Stanley	Mortgage Loan Companion Loans

A-2-C-3, A-2-C-5

A-1-A, A-1-B, A-1-C,
A-1-D, A-2-A-1, A-2-A-2,
A-2-A-3, A-2-A-4, A-2-A-5,
A-2-B-1, A-2-B-2-A,
A-2-B-2-B, A-2-B-2-C,
A-2-B-3, A-2-B-4, A-2-B-5,
A-2-C-1, A-2-C-2, A-2-C-4,
A-2-D-1, A-2-D-2, A-2-D-3,
A-2-D-4, A-2-D-5

				Full IO	Client Provided Schedule
		Subordinate Secured Companion Loans	B-1, B-2, B-3, B-4

Sheraton Grand Nashville Downtown	Argentic/Morgan Stanley	Mortgage Loan Companion Loans	A-3, A-4 A-1, A-2, A-5, A-6, A-7. A-8	Full IO	Promissory Notes

Penske Distribution Center	Morgan Stanley	Mortgage Loan Companion Loan	A-1 A-2	Full IO	Loan Agreement

Fidelis Portfolio	Starwood	Mortgage Loan Companion Loans	A-2 A-1, A-3	Amortizing	Loan Agreement

Lakeside Pointe & Fox Club Apartments	Argentic	Mortgage Loan Companion Loan	A-2 A-1	Partial IO	Loan Modification Agreement

1001 Frontier Road	Starwood	Mortgage Loan Companion Loan	A-2 A-1	Full IO	Loan Modification Agreement

For the avoidance of doubt, with respect to the Aventura Mall Mortgage Loan, all references herein to the related Companion Loans exclude the Aventura Mall Subordinate Secured Companion Loans.

For the purpose of comparing the “Mortgage Loan Originator” characteristic for each Pari Passu Mortgage Loan that was originated by multiple originators, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the originator of the portion of the Pari Passu Mortgage Loan that will be transferred to the Depositor by the applicable Mortgage Loan Seller.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Original Balance” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance” (as defined in Item 12. of Attachment A) characteristic for the purpose of comparing the “Total Trust Exposure” characteristic.

For the purpose of comparing the “Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (IO)” characteristic for each Pari Passu Mortgage Loan with “Full IO” or “Partial IO” listed in the “Amortization Type” column of Table A3 (all of which have “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service Incl. Pari Passu (IO)” as the product of:

a.	The sum of:
i.	The “Original Balance,” as shown on the Combined Data File, and
ii.	The “Pari Passu Debt,” as shown on the Combined Data File,
b.	The “Rate,” as shown on the Combined Data File, and
c.	365/360.

For the Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A3 (the “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (IO)” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for the Pari Passu Mortgage Loan with “Partial IO” listed in the “Amortization Type” column of Table A3 (the “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan following the expiration of the “Original IO Period (mos.)” (as defined in Item 9. of Attachment A) that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for the Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan that is shown in the applicable Data Source and

b.       Multiply the value described in clause a. above by 12.

For each Pari Passu Mortgage Loan with “Full IO” listed in the “Amortization Type” column of Table A3, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for the Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for the Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original IO Period (mos.)” for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Total Trust Exposure,
b.	Pari Passu Debt,
c.	Annual Debt Service Incl. Pari Passu (IO) and
d.	Annual Debt Service Incl. Pari Passu (Amort)

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the Mortgage Loans on the Combined Data File which:
a.	Have “Full IO” for the “Amort. Type” characteristic on the Combined Data File (each, an “Interest Only Loan”) or
b.	Have “Partial IO” for the “Amort. Type” characteristic on the Combined Data File (each, a “Partial IO Loan”),

all of which have “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Combined Data File,
ii.	The “Rate,” as shown on the Combined Data File, and
iii.	365/360.

For the Mortgage Loans which have “Amortizing” for the “Amort. Type” characteristic on the Combined Data File (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For the Partial IO Loans (except for the Partial IO Pari Passu Mortgage Loan, which is described in Note 20 above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (mos.)” for the “Monthly Debt Service (P&I)” characteristic.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

22.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial IO Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “First Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the Mortgage Loan identified on the Combined Data File as “Mama Shelter LA” (the “Mama Shelter LA Mortgage Loan”), which has a “Note Date” of 5 December 2018 (and which is a Partial IO Loan), the applicable Source Document(s) indicate that the first “Due Date” related to the first full interest accrual period is in February 2019. For this Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1 January 2019” for the “First Payment Date” characteristic, and indicated that an interest-only payment for the Mama Shelter LA Mortgage Loan will be remitted to the Issuing Entity on 1 January 2019 in an amount equal to the applicable interest due for the period commencing on 1 December 2018 and ending on 31 December 2018.

For the purpose of comparing the “First P&I Payment Date (Partial IO Loans)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the first “Due Date” following the expiration of the “Original IO Period (mos.)” for each Partial IO Loan and
b.	Use “N/A” for each Amortizing Loan and Interest Only Loan.

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for each Amortizing Loan,
b.	Use the first “Due Date” following the expiration of the “Original IO Period (mos.)” for each Partial IO Loan and
c.	Use “N/A” for each Interest Only Loan.

For the purpose of comparing the “First Payment Date (IO)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for each Interest Only Loan and Partial IO Loan and
b.	Use “N/A” for each Amortizing Loan.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality and multifamily mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality and multifamily mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager and
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

For the purpose of comparing the “Cash Management Status” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

25.	For the purpose of comparing the “Prepayment String,” “LO End Date” and “Defeasance Option Start Date” characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

26.	For the purpose of comparing the “LO End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Due Date” of the open period for Mortgage Loans that allow for defeasance,
b.	Use the day prior to the first “Due Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty and
c.	Use the day prior to the first “Due Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance or a prepayment penalty, even if the provisions in the applicable Source Document(s) do not require the payment of interest to the next “Due Date” when the prepayment occurs on a date other than a monthly “Due Date.”

27.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

28.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the applicable Mortgage Loan Seller(s), each on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

29.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty. For Mortgage Loans that cannot be prepaid with yield maintenance or a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

30.	For the purpose of comparing the:
a.	Current Additional Financing in Place (Y/N/Silent) and
b.	Type of Additional Financing

characteristics, either:

i.	The promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	In the case of the Aventura Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related Client Provided Schedule.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents or Client Provided Schedule provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Pool No.
Internal ID
Mortgage Loan Seller
Property Name
Number of Properties
Owner-Occupied >20% (Y/N - %)
Percent Leased Source
New or Recycled Borrowing Entity
Borrower Required to Maintain Lender Register (NOT at Lender's Option) (Y/N)
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)
Borrower Issue Description
Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
Two-Tier SPE (Y/N)
Single Note / Multiple Property Loan (Y/N)
Condo Component (Y/N - % of Borrower Control)
Future Payment Changes (Y/N)
Total Debt Cut-off Date LTV Ratio
Total Debt UW NCF DSCR
Total Debt UW NOI Debt Yield
Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)
Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)
Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)
Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)
Master Servicing Fee Rate
Primary Servicing Fee Rate
Pari Passu Loan Primary Servicing Fee Rate
Trustee Fee Rate
Trust Advisor Fee Rate
Asset Representations Reviewer Fee Rate
CREFC Fee Rate
Pari Passu (Y/N)?
Cut-off Date Subordinate Mortgage Debt Balance
Investment Grade Y/N
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator

Exhibit 3 to Attachment A

Characteristic

Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Financials Start Date
Most Recent Financials End Date
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code

Exhibit 3 to Attachment A

Characteristic

Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Coop – Rental Value
Coop – LTV as Rental
Coop – Unsold Percent
Coop – Sponsor Units
Coop – Investor Units
Coop – Coop Units
Coop – Sponsor/Investor Carry

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.